Investments in joint ventures and associates - Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2025 KRW (₩)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		₩ 1,736,391			₩ 1,463,824		₩ 1,536,905
Beginning		1,748,810			1,795,370		1,305,636
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		95,595			76,212		109,792
Acquisition		757,496		$ 524,382	979,480		310,239
Business combination							136,930
Disposal/Reclassification		(478,359)			(1,001,171)		(39,295)
Dividends		(43,021)			(90,395)		(29,279)
Change in capital		(513)			(10,686)		1,347
Ending		2,080,008		$ 1,439,900	1,748,810		1,795,370
W Service Networks Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		108			108		108
Beginning		204			216		208
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		5			(7)		13
Dividends		(5)			(5)		(5)
Ending		204			204		216
Korea Credit Bureau Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,313			3,313		3,313
Beginning		9,001			6,433		5,709
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		3,443			2,658		814
Dividends		(90)			(90)		(90)
Ending		12,354			9,001		6,433
Korea Finance Security Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,267			3,267		3,267
Beginning		3,616			3,285		2,374
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		216			331		(99)
Change in capital							1,010
Ending		3,832			3,616		3,285
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							10,889
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(51)
Disposal/Reclassification							(10,838)
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							9,474
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							539
Disposal/Reclassification							(10,013)
K BANK Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		224,657			224,657		236,232
Beginning		262,250	[1]		260,052	[1]	247,789
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		11,392			13,747		5,327
Disposal/Reclassification					(13,029)
Change in capital		(3,942)			1,480		6,936
Ending	[1]	269,700			262,250		260,052
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							239
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							52
Disposal/Reclassification							(103)
Dividends							(188)
Partner One Value Up I Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,039			5,039		5,039
Beginning		2,123			3,230		4,278
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(113)			(1,107)		(1,048)
Ending		2,010			2,123		3,230
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							4,356
Beginning		2,263			8,247		10,285
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(28)			(784)		1,162
Disposal/Reclassification					(4,356)		(3,200)
Dividends		(1,000)			(844)
Ending		1,235			2,263		8,247
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		4,630			4,532		4,436
Beginning		4,532			4,437		4,355
Changes in investments in associates and joint ventures [Abstract]
Acquisition		98			95		82
Ending		4,630			4,532		4,437
LOTTE CARD Co.,Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		346,810			346,810		346,810
Beginning		575,580	[1]		587,392	[1]	514,131
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		22,967			17,861		91,533
Dividends		(7,743)			(15,591)		(13,199)
Change in capital		(185)			(14,082)		(5,073)
Ending	[1]	590,619			575,580		587,392
Union Technology Finance Investment Association
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		13,449			13,449		13,449
Beginning		11,770			12,270		14,462
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,487)			(500)		(1,004)
Disposal/Reclassification							(1,188)
Dividends					0
Ending		9,283			11,770		12,270
Dicustody Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							1
Beginning					1		1
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification					(1)
Ending							1
Orient Shipyard Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			0
Changes in investments in associates and joint ventures [Abstract]
Ending		0	[1]		0		0
Changes in investments in associates due to accounts transfer		1			19		28
Cumulative changes in equity investments in associate due to accounts transfer		48			47		28
Joongang Network Solution Co.,Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					88
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					100		1
Disposal/Reclassification					(101)
Change in capital					(87)		87
Ending							88
Win Mortgage Co.,LTd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		23			23		23
Beginning		135			105
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(25)			32		84
Acquisition							23
Dividends		(9)			(2)		(2)
Ending		101			135		105
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,000			10,000
Beginning		10,847			10,540
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		235			307
Ending		11,082			10,847		10,540
Together-Korea Government Private Pool Private Securities Investment Trust No. 3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							10,000
Beginning					10,540		10,243
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							297
Ending							10,540
BTS 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		8,766			8,146		5,226
Beginning		7,799			4,838		2,881
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(175)			41		(243)
Acquisition		620			2,920		2,200
Ending		8,244			7,799		4,838
STASSETS FUND III
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		13,500			12,000		9,000
Beginning		11,178			8,406		1,230
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(239)			(228)		(324)
Acquisition		1,500			3,000		7,500
Ending		12,439			11,178		8,406
SF CREDIT PARTNERS, LLC
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		15,504			13,059		13,059
Beginning		16,000			12,845
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		938			1,326		99
Acquisition		2,445					13,059
Change in capital		(367)			1,829		(313)
Ending		19,016			16,000		12,845
Ulsan Yeocheon Development Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		207
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(6)
Acquisition		207
Ending		201
Japanese Hotel Real Estate Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,127			3,168		3,174
Beginning		2,805			2,688		2,855
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		130			226		86
Disposal/Reclassification		(37)			(5)
Dividends		(153)			(176)		(133)
Change in capital		(49)			72		(120)
Ending		2,696			2,805		2,688
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		19,773			15,926		12,464
Beginning		16,076			12,590		9,874
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		582			558		451
Acquisition		3,847			3,487		2,709
Dividends		(576)			(559)		(444)
Ending		19,929			16,076		12,590
Woori Smart General Private Equity Investment Trust 1(bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000			40,000		40,000
Beginning		41,783			41,135
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,283			2,443		1,135
Acquisition							40,000
Dividends		(2,541)			(1,795)
Ending		40,525			41,783		41,135
Woori Asset Global Partnership Fund No. 5
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		72,366			52,500		22,500
Beginning		54,977			22,071
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		395			2,906		(429)
Acquisition		22,500			30,000		22,500
Disposal/Reclassification		(1,871)
Dividends		(855)
Ending		75,146			54,977		22,071
Woori General Private Securities Investment Trust No. 5 (bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		60,000			60,000
Beginning		60,024
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(11)			3,099
Acquisition					60,000
Dividends					(3,075)
Ending		60,013			60,024
Woori Big Satisfaction General Private Securities Investment Trust No. 3 (bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,000			10,000
Beginning		10,493
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		282			493
Acquisition					10,000
Dividends		(603)
Ending		10,172			10,493
Woori General Private Securities Investment Trust No. 6 (bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000			40,000
Beginning		42,090
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,376			2,090
Acquisition					40,000
Dividends		(2,552)
Ending		40,914			42,090
Woori General Private Securities Investment Trust No. 7 (bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					40,000
Beginning		41,116
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		610			1,116
Acquisition					40,000
Disposal/Reclassification		(41,726)
Ending					41,116
Woori General Private Securities Investment Trust No. 8 (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(160)
Acquisition		40,000
Ending		39,840
Woori Smart General Private Equity Investment Trust No.1(bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		40,000			40,000
Beginning		40,477
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,161			477
Acquisition					40,000
Dividends		(1,935)
Change in capital		0
Ending		39,703			40,477
Woori Future Energy Private Special Asset Investment Trust (General) No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0
Changes in investments in associates and joint ventures [Abstract]
Dividends		0
Change in capital		0
Ending		0			0
WOORI TAERIM 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		1,100			1,100		1,100
Beginning		988			988		988
Changes in investments in associates and joint ventures [Abstract]
Dividends		0
Change in capital		0
Ending		988			988		988
Portone-Cape Fund No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					340		340
Beginning		160			445		464
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		41			(285)		(19)
Disposal/Reclassification		(201)
Dividends		0
Change in capital		0
Ending					160		445
Darwin Green Packaging Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		4,000			4,000		4,000
Beginning		3,904			3,957		3,945
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(3)			(53)		92
Dividends							(80)
Change in capital		0
Ending		3,901			3,904		3,957
Koreawide partners 2nd Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		20,000			20,000		20,000
Beginning		19,235			19,235		20,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(393)					(765)
Change in capital		0
Ending		18,842			19,235		19,235
Woori FirstValue Private Real Estate Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		9,000			9,000		9,000
Beginning		567			560		558
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(355)			7		2
Change in capital		0
Ending		212			567		560
Woori Global Secondary Private Placement Investment Trust No. 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		12,031
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(305)
Acquisition		12,015
Disposal/Reclassification		(572)
Dividends		(127)
Change in capital		0
Ending		11,011
Woori Big Satisfaction Corporation MMF No. 1 (Government Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		30,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(141)			2,261
Acquisition		30,786			500,000
Disposal/Reclassification					(502,261)
Change in capital		0
Ending		30,645
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		25,393
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,624
Acquisition		29,971
Disposal/Reclassification		(483)
Dividends		(1,524)
Change in capital		0
Ending		29,588
Woori PGIF4 General Type Private Special Asset Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		21,251
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,664
Acquisition		23,370
Dividends		(184)
Change in capital		0
Ending		24,850
Woori Together TDF 2050
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(139)
Disposal/Reclassification		139
Change in capital		0
Woori Together TDF 2045
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		299
Disposal/Reclassification		(299)
Change in capital		0
DAOL EMP Global Asset Allocation private Securities investment trust 1 [Member]
Changes in investments in associates and joint ventures [Abstract]
Ending		28,521
Woori 2025 Secondary Fund [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		6,188
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(30)
Acquisition		6,188
Dividends		(1)
Change in capital		0
Ending		6,157
Woori NH Co Growth Private Equity Fund I [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,280
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		909
Acquisition		5,280
Change in capital		0
Ending		6,189
AIP NMC Venture Fund No1 [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,000
Beginning		0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(3)
Acquisition		2,000
Change in capital		0
Ending		1,997			0
LuxMason Innovation Technology Fund2 [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		1,500
Beginning		0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2)
Acquisition		1,500
Change in capital		0
Ending		1,498			0
Woori USD Treasury Target Return Bond FoF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					200
Beginning		220
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1			1
Disposal/Reclassification		(221)			219
Change in capital		0
Ending					220
Australia Green Energy 1st PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		4,913			4,913		4,913
Beginning		5,264			4,811		4,858
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		181			453		(47)
Change in capital		0
Ending		5,445			5,264		4,811
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		100			100		100
Beginning		95			133		97
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2)			(38)		36
Change in capital		0
Ending		93			95		133
Woori Dyno 1st Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,000			2,000		2,000
Beginning		2,849			2,358		1,994
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		779			491		364
Change in capital		0
Ending		3,628			2,849		2,358
NH Woori Dino Co-Investment NO.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,000			2,000
Beginning		1,996
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		39			(4)
Acquisition		200			2,000
Disposal/Reclassification		(200)
Change in capital		0
Ending		2,035			1,996
KCLAVIS NPL Investment Trust NO 1-2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		15,000			15,000
Beginning		15,422
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,724			422
Acquisition					15,000
Change in capital		0
Ending		17,146			15,422
Capstone Special Restructuring Private Investment Trust No.4
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		15,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,192
Acquisition		15,000
Dividends		(1,079)
Change in capital		0
Ending		15,113
KTB-KORUS FUND
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		0			337		3,626
Beginning		1,789			3,359
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(507)			(1,149)		(267)
Business combination							3,626
Disposal/Reclassification		(337)
Dividends		(188)			(421)
Change in capital		0
Ending		757			1,789		3,359
KTBN Venture Fund No.8
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		195			195		3,325
Beginning		1,529			2,511
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(500)			(413)		(814)
Business combination							3,325
Dividends					(569)
Change in capital		0
Ending		1,029			1,529		2,511
KTBN Digital Contents Korea Fund No.9
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		7,020			7,020		5,329
Beginning		5,006			5,597
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,825)			(591)		268
Business combination							5,329
Change in capital		0
Ending		2,181			5,006		5,597
KTBN Media Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		0					330
Beginning		154			283
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		50			(129)		(20)
Business combination							330
Dividends							(27)
Change in capital		0
Ending		204			154		283
KTB China Synergy Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		11,775			12,400		21,629
Beginning		18,949			20,405
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		906			1,840		(1,224)
Business combination							21,629
Disposal/Reclassification		(625)
Dividends		(1,191)			(3,296)
Change in capital		0
Ending		18,039			18,949		20,405
NAVER-KTB Audio Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					300		284
Beginning		248			288
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(40)		4
Acquisition		0
Business combination							284
Disposal/Reclassification		(248)
Change in capital		0
Ending					248		288
KTBN Venture Fund No.13
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		400			4,400		13,279
Beginning		15,659			14,158
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		34,790			5,302		3,407
Acquisition		0
Business combination							13,279
Disposal/Reclassification		(4,000)
Dividends		(17,209)			(3,801)		(2,528)
Change in capital		0
Ending		29,240			15,659		14,158
KTBN Future Contents Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		2,356			4,000		3,892
Beginning		4,193			4,561
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		457			(368)		669
Acquisition		0
Business combination							3,892
Disposal/Reclassification		(1,644)
Change in capital		0
Ending		3,006			4,193		4,561
KTBN Venture Fund No.16
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		9,000			12,200		17,546
Beginning		15,853			18,561
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		6,932			1,492		1,015
Acquisition		0
Business combination							17,546
Disposal/Reclassification		(3,200)
Dividends					(4,200)
Change in capital		0
Ending		19,585			15,853		18,561
KTBN Venture Fund No.18
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		25,650			27,075		26,308
Beginning		25,506			26,970
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,652)			(39)		662
Acquisition		0					2,850
Business combination							23,458
Disposal/Reclassification		(1,425)
Dividends					(1,425)
Change in capital		0
Ending		21,429			25,506		26,970
KB-KTB Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,000			10,000		7,755
Beginning		9,350			7,600
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(893)			(250)		(155)
Acquisition		0			2,000		2,000
Business combination							5,755
Change in capital		0
Ending		8,457			9,350		7,600
WOORI 2022 Scaleup Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		54,824			20,944		14,000
Beginning		17,809			13,578
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		722			(2,545)		(414)
Acquisition		33,880			6,776		13,645
Business combination							355
Dividends							(8)
Change in capital		0
Ending		52,411			17,809		13,578
WOORI 2022 Start-up Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		13,100			13,100		2,564
Beginning		12,773			2,433
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,121)			(140)		(131)
Acquisition		0			10,480
Business combination							2,564
Change in capital		0
Ending		11,652			12,773		2,433
KTBN GI Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							189
Beginning		5			617
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1)			143		392
Acquisition		0
Business combination							189
Dividends		(4)			(718)
Change in capital		0			(37)		36
Ending					5		617
Chirochem
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		250			250		102
Beginning		104			102
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		57			2
Acquisition		0
Business combination							102
Dividends		0
Change in capital		0
Ending		161			104		102
Godo Kaisha Oceanos 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					10,800		10,800
Beginning		7,347			7,978		8,788
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,685			63		92
Acquisition		0
Disposal/Reclassification		(9,692)
Dividends		(568)			(622)		(748)
Change in capital		1,228			(72)		(154)
Ending					7,347		7,978
KG Fashion Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			0
Changes in investments in associates and joint ventures [Abstract]
Acquisition	[2]	0
Change in capital	[2]	0
Ending		0			0		0
Changes in investments in associates due to accounts transfer		30			39		120
Cumulative changes in equity investments in associate due to accounts transfer		189			159		120
KUM HWA Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		0			0
Changes in investments in associates and joint ventures [Abstract]
Acquisition	[2]	0
Change in capital	[2]	0
Ending		0			0		0
Changes in investments in associates due to accounts transfer							2
Cumulative changes in equity investments in associate due to accounts transfer		4			4		4
Jinmyung Plus Co., Ltd.
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		9			14		10
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		2			(5)		4
Acquisition		0
Change in capital		0
Ending		11			9		14
Rea Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					0
Changes in investments in associates and joint ventures [Abstract]
Acquisition	[2]	0
Change in capital	[2]	0
Ending							0
Cumulative changes in equity investments in associate due to accounts transfer		118
MARKET&FARM CO.,LTD.
Changes in investments in associates and joint ventures [Abstract]
Acquisition	[2]	0
Change in capital	[2]	0
Changes in investments in associates due to accounts transfer		38
Cumulative changes in equity investments in associate due to accounts transfer		38
JC Assurance No.2 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		29,349	[2]		29,349	[3]	29,349	[4]
Beginning		0			0
Changes in investments in associates and joint ventures [Abstract]
Acquisition	[2]	0
Change in capital	[2]	0
Ending		0			0		0
Changes in investments in associates due to accounts transfer		6			295		371
Cumulative changes in equity investments in associate due to accounts transfer		672			666		371
HMS-Oriens 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					12,000		12,000
Beginning		14,880			14,030		13,252
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					850		778
Acquisition		0
Disposal/Reclassification		(14,880)
Change in capital		0
Ending					14,880		14,030
Woori Senior Loan Private Placement Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost					17,595
Beginning		17,517			75,590
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		522			1,966
Acquisition		0
Disposal/Reclassification		(17,591)			(57,785)
Dividends		(448)			(2,254)
Change in capital		0
Ending					17,517		75,590
Genesis Eco No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		12,000			12,000		12,000
Beginning		10,847			10,942		11,216
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		171			(95)		(274)
Acquisition		0
Change in capital		0
Ending		11,018			10,847		10,942
Paratus Woori Material Component Equipment joint venture company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		9,335			17,700		17,700
Beginning		16,714			16,979		17,250
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(259)			(265)		(271)
Acquisition		0
Disposal/Reclassification		(8,365)
Change in capital		0
Ending		8,090			16,714		16,979
Midas No. 8 Private Equity Joint Venture Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		18,419			18,419		18,537
Beginning		18,207			18,465		18,713
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		294			272		282
Acquisition		0
Dividends		(530)			(530)		(530)
Change in capital		0
Ending		17,971			18,207		18,465
Orchestra Private Equity Fund IV
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		9,700			9,700		9,700
Beginning		9,610			9,555		9,698
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(22)			55		457
Acquisition		0
Disposal/Reclassification							(178)
Dividends							(422)
Change in capital		0
Ending		9,588			9,610		9,555
Synaptic Green No.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		8,000			8,000		8,000
Beginning		7,499			7,611		7,793
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,548			(112)		(182)
Acquisition		0
Change in capital		0
Ending		9,047			7,499		7,611
IGEN2022No. 1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,297			7,422		7,422
Beginning		7,972			7,983		8,010
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,891			140		336
Acquisition		0
Disposal/Reclassification		(2,251)
Dividends		(1,600)			(151)		(363)
Change in capital		0
Ending		6,012			7,972		7,983
PCC-Woori LP Secondary Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,435			10,435		10,435
Beginning		8,648			10,530		12,984
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(510)			(1,882)		(2,450)
Acquisition		0
Disposal/Reclassification							(4)
Change in capital		0
Ending		8,138			8,648		10,530
Synaptic Future Growth Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		7,153			6,760		7,295
Beginning		7,685			7,069
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		10			4,848		(226)
Acquisition		1,819			2,262		7,295
Disposal/Reclassification		(1,425)			(2,627)
Dividends					(3,867)
Change in capital		0
Ending		8,089			7,685		7,069
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No1 [Member]
Changes in investments in associates and joint ventures [Abstract]
Change in capital		0
Ending		0
Healthcare Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(59)
Disposal/Reclassification		3,000
Change in capital		0
Ending		2,941
Woorinara Short-Term Bond Securities Investment Trust (Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		39,821
Beginning		0
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(2,731)			339
Acquisition		45,800			50,000
Disposal/Reclassification		(5,591)			(50,339)
Change in capital		2,802
Ending		40,280			0
Woori Together TDF 2025
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,225			3,000
Beginning		3,577					1,990
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		140			332		116
Acquisition		2,285
Disposal/Reclassification		(2,084)			3,245		(2,106)
Dividends		(52)
Change in capital		0
Ending		3,866			3,577
Woori Together TDF 2030
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,863			3,000		3,000
Beginning		3,724			3,324		2,033
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		272			400		291
Acquisition		2,411					1,000
Disposal/Reclassification		(1,303)
Dividends		(46)
Change in capital		0
Ending		5,058			3,724		3,324
Woori Together TDF 2035
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		1,912			3,000
Beginning		3,448
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		193			42
Acquisition		1,059
Disposal/Reclassification		(2,290)			3,406
Dividends		(14)
Change in capital		0
Ending		2,396			3,448
Woori Together TDF 2040
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,377
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		534
Acquisition		1,078
Disposal/Reclassification		2,839
Dividends		(14)
Change in capital		0
Ending		4,437
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,030			3,849
Beginning		4,011
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		324			215
Acquisition		1,181			2,356
Disposal/Reclassification					1,443
Dividends					(3)
Change in capital		0
Ending		5,516			4,011
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		28,209			29,627		17,441
Beginning		34,007			20,283		27,536
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		433			1,539		2,708
Acquisition					12,185		369
Disposal/Reclassification		(1,417)					(10,330)
Change in capital		0
Ending		33,023			34,007		20,283
Woori Eugene Energy Link Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,500
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		199
Acquisition		5,500
Change in capital		0
Ending		5,699
Woori IMM Green Net Zero Fund [Member]
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		9,960
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		410
Acquisition		9,960
Change in capital		0
Ending		10,370
NH Woori Newdeal Growth Alpha Private Equity Fund 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		60,031			49,289		34,006
Beginning		55,539			32,987
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(6,805)			18,151		(1,019)
Acquisition		15,518			21,636		34,006
Disposal/Reclassification		(2,670)			(5,925)
Dividends		(180)			(11,310)
Change in capital		0
Ending		61,402			55,539		32,987
Woori BIG SATISFACTION SHINJONG MMF 3RD
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		127,182			39,002
Beginning		41,984
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		68			317
Acquisition		439,478			34,083
Disposal/Reclassification		(351,141)			7,584
Change in capital		0
Ending		130,389			41,984
Woori-Shinyoung Growth-Cap Private Equity Fund I
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		10,528			16,806		17,018
Beginning		29,696			33,481		43,274
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		13,176			(3,589)		(9,793)
Disposal/Reclassification		(6,548)
Dividends					(196)
Change in capital		0
Ending		36,324			29,696		33,481
NH Woori New deal Co-Investment No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		5,000			5,000
Beginning		5,204
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		(1,512)			204
Acquisition					5,000
Change in capital		0
Ending		3,692			5,204
Woori Real Estate Investment No. 1 Limited Liability Company
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		34,200			34,200
Beginning		33,919
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others		1,355			(281)
Acquisition					34,200
Change in capital		0
Ending		₩ 35,274			33,919
Woori General Private Securities Investment Trust(Bond) No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							50,000
Beginning					51,686
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					586		1,686
Acquisition							50,000
Disposal/Reclassification					(50,102)
Dividends					(2,170)
Ending							51,686
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							100,000
Beginning					105,564		112,025
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					1,864		7,670
Acquisition					50,000
Disposal/Reclassification					(153,226)		(10,352)
Dividends					(4,202)		(3,779)
Ending							105,564
Woori Safe Plus General Type Private Investment Trust S-8(Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							10,000
Beginning					10,330		10,182
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					102		507
Disposal/Reclassification					(10,003)
Dividends					(429)		(359)
Ending							10,330
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							30,000
Beginning					30,829
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					370		829
Acquisition							30,000
Disposal/Reclassification					(31,199)
Ending							30,829
Woori General Private Securities Investment Trust(Bond) No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							50,000
Beginning					51,205
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							1,205
Acquisition							50,000
Ending							51,205
KIWOOM WOORI Financial 1st Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							953
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(10)
Disposal/Reclassification							(943)
DeepDive WOORI 2021-1 Financial Investment Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							222
Beginning					1,236		878
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(543)		1,128
Disposal/Reclassification					(226)		(678)
Dividends					(467)		(92)
Ending							1,236
DS Power Semicon Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							2,976
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							495
Disposal/Reclassification							(2,971)
Dividends							(500)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							52
Beginning					55		102
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							4
Disposal/Reclassification							(47)
Dividends							(4)
Ending							55
Woori Star50 Feeder Fund(H)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning							126
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							(12)
Disposal/Reclassification							(114)
Woori General Private Securities Investment Trust(Bond) No.3
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					51,205
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					625
Disposal/Reclassification					(51,830)
Ending							51,205
Woorinara New Growth TOP 20 Securities Investment Trust No. 1 (Stocks)
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					31
Acquisition					1,000
Disposal/Reclassification					(1,031)
Woori Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning					55
Changes in investments in associates and joint ventures [Abstract]
Disposal/Reclassification					(55)
Ending							55
Woori Together OCIO Target Return Feeder fund (Balance Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							10,000
Beginning					10,376
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							348
Disposal/Reclassification					(10,376)		10,028
Ending							10,376
KTB China Platform Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							17,023
Beginning					16,059
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(2,164)		(964)
Business combination							17,023
Dividends					(13,895)
Ending							16,059
KTBN Venture Fund No.7
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							16,972
Beginning					16,044
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(2,641)		(225)
Business combination							16,972
Dividends					(13,403)		(703)
Ending							16,044
KTB-NHN China Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							1,272
Beginning					3
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(1)		(103)
Business combination							1,272
Dividends					(2)		(1,024)
Change in capital							(142)
Ending							3
Woori Zip 1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							8,706
Beginning					7,629		8,690
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(57)		(127)
Disposal/Reclassification					(7,655)		(548)
Change in capital					83		(386)
Ending							7,629
Woori Zip 2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							8,411
Beginning					10,695		12,180
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(9)		(107)
Disposal/Reclassification					(10,814)		(844)
Change in capital					128		(534)
Ending							10,695
Dream Company Growth no.1 PEF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							7,153
Beginning					7,809		7,861
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							362
Disposal/Reclassification					(7,552)
Dividends					(257)		(414)
Ending							7,809
Woori G Senior Loan Private Placement Investment Trust No.1
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							75,114
Beginning					75,590		81,861
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others							3,341
Disposal/Reclassification							(5,975)
Dividends							(3,637)
Ending							75,590
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							2,200
Beginning					2,543		1,074
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					(276)		543
Acquisition					1,000		2,000
Disposal/Reclassification					(3,197)		(1,074)
Dividends					(70)
Ending							2,543
Woori Short Term Government and Special Bank Bond Active ETF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							12,008
Beginning					12,286
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					118		103
Disposal/Reclassification					(12,404)		12,183
Ending							12,286
Woori 25-09 Corporate Bond(AA- or higher) Active ETF
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost							29,001
Beginning					29,821
Changes in investments in associates and joint ventures [Abstract]
Share of profits (losses) and others					1,148		820
Acquisition							29,001
Disposal/Reclassification					₩ (30,969)
Ending							₩ 29,821

[1]	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
[2]	The amount for which no loss was recognized for associates due to discontinuation of the equity method was 1 million Won for Orient Shipyard Co.,Ltd., 30 million Won in KG FASHION CO., LTD., 38 million Won for Market&Farm Co.,Ltd., 6 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 48 million Won for Orient Shipyard Co.,Ltd., 189 million Won in KG FASHION CO., LTD., 118 million Won for Rea Company, 4 million Won for KUM HWA Co., Ltd., 38 million Won for Market&Farm Co.,Ltd., 672 million Won in JC Assurance No.2 Private Equity Fund.
[3]	The amount for which no loss was recognized for associates due to discontinuation of the equity method was 19 million Won for Orient Shipyard Co.,Ltd., 39 million Won in KG FASHION CO., LTD., 295 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 47 million Won for Orient Shipyard Co.,Ltd., 159 million Won in KG FASHION CO., LTD., 666 million Won in JC Assurance No.2 Private Equity Fund.
[4]	The amount for which no loss was recognized for associates due to discontinuation of the equity method was 2 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund and the accumulated amount is 4 million Won for KUM HWA Co., Ltd., 28 million Won for Orient Shipyard Co.,Ltd., 120 million Won in KG FASHION CO., LTD., 371 million Won in JC Assurance No.2 Private Equity Fund.